Segmented Information Disclosure of geographical areas (Notes)	12 Months Ended
Dec. 31, 2018
Entity Information [Line Items]
Disclosure of geographical areas

	TOTAL ASSETS
(in millions of Canadian dollars)	December 31, 2018	December 31, 2017
Packaging Products
Containerboard	2,253	2,016
Boxboard Europe	786	609
Specialty Products	473	386
	3,512	3,011
Tissue Papers	982	940
Corporate Activities	428	460
Intersegment eliminations	(56)	(68)
	4,866	4,343
Investments in associates and joint ventures	81	78
Other investments	4	6
	4,951	4,427

Information by geographic segment is as follows:

	PROPERTY, PLANT AND EQUIPMENT
(in millions of Canadian dollars)	December 31, 2018	December 31, 2017
Canada	835	837
United States	1,279	970
Italy	197	183
Other countries	195	114
	2,506	2,104

	GOODWILL, CUSTOMER RELATIONSHIPS AND CLIENT LISTS, AND OTHER FINITE AND INDEFINITE USEFUL LIFE INTANGIBLE ASSETS
(in millions of Canadian dollars)	December 31, 2018	December 31, 2017
Canada	430	449
United States	308	278
Italy	27	13
Other countries	1	—
	766	740